Income Taxes (Schedule Of Deferred Tax Assets And Liabilities Resulting From Temporary Differences) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Line Items]
Plant related	$ 3,512		$ 3,162
Deferred intercompany tax gain/basis step-up	39		54
Regulatory assets, net	73		73
Deferred employee benefit costs	(323)		(320)
Purchase accounting	(27)		(28)
ARO	(17)		(12)
Other	(251)	[1]	(217)	[1]
Total net accumulated deferred income tax liabilities	3,006		2,712
Current assets	$ 170		$ 98

[1]	Includes deferred tax assets related to net operating loss and tax credit carryforwards detailed in the table below.